Variable Interest Entities ("VIEs") - Schedule of Variable Interest Entities-Continuing Operations (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Statement of operations
Other financial items, net (note 8)	$ 2,064	$ 3,768
Statement of cash flows
Net debt repayments	(70,048)	(46,317)
VIE debt | Continuing operations
Statement of operations
Other financial items, net (note 8)	1,216	3,749
Interest expense	7,730	10,381
Statement of cash flows
Net debt repayments	$ (40,882)	$ (42,670)